Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 1
Financial Assets
Financial assets	$ 7.9	$ 34.8
Financial Liabilities
Financial liabilities	6.1	7.1
Level 1 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	1.3	2.5
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.5	25.2
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	6.1	7.1
Level 2
Financial Assets
Financial assets	59.0	45.8
Financial Liabilities
Financial liabilities	4.9	3.7
Level 2 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Financial assets	0.8	0.8
Level 2 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	4.2	6.8
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.4
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	7.5
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	3.2	3.6
Level 2 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	29.4	18.7
Level 2 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.4	4.4
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets	0.2	0.2
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	7.2
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	4.9	3.7
Level 3
Financial Assets
Financial assets	0.7	0.9
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.7
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.9
Level 3 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0
Level 3 | Assets held in separate accounts | Foreign governments
Financial Assets
Financial assets		0.0
Total
Financial Assets
Financial assets	67.6	81.5
Financial Liabilities
Financial liabilities	11.0	10.8
Total | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Financial assets	0.8	0.8
Total | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	4.2	6.8
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.4
Total | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	8.2
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	3.2	3.6
Total | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	29.4	19.6
Total | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.4	4.4
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets	0.2	0.2
Total | Short-term investments
Financial Assets
Financial assets	1.3	9.7
Total | Cash equivalents
Financial Assets
Financial assets	0.5	25.2
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 11.0	$ 10.8